Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (7,995,474)	$ (5,365,196)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	61,897	21,796
Share based compensation	1,333,871	1,946,772
Accretion expense	539,319	$ 829,969
Realized loss on sale of marketable securities acquired in equity financing	42,421
Beneficial conversion feature	2,324,759
Amortization of deferred financing costs	$ 60,523	$ 14,159
Loss on extinguishment of debt		$ 32,853
Change in fair value of warrant liability	$ 118,300
Warrants issued for services		$ 42,993
Net changes in assets and liabilities
Other receivable	$ 20,000	(20,000)
Prepaid expenses	67,165	81,766
Refundable deposit	(268,585)	(10,367)
Accounts payable and accrued expenses	44,915	89,960
Interest payable	66,064	135,761
NET CASH USED IN OPERATING ACTIVITIES	(3,584,825)	$ (2,199,534)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of marketable securities	1,214,212
Purchase of equipment	65,646	$ 172,724
NET CASH PROVIDED BY INVESTING ACTIVITIES	1,148,566	(172,724)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible debt	615,000	$ 2,055,000
Proceeds from issuance of common stock and warrants, net	711,053
Proceeds from issuance of short-term notes	65,000	$ (74,682)
Proceeds from issuance of Series B preferred stock and warrant, net	1,062,420
Payment of convertible notes	(100,000)
Payment of capital lease obligation	(48,962)
Payment of short-term debt	(93,840)	$ (93,840)
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,210,671	1,886,478
Net decrease in cash and cash equivalents	(225,588)	(485,780)
Cash at the beginning of the year	483,408	969,188
Cash at the end of the year	$ 257,820	$ 483,408